AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 31, 1998

                                                      REGISTRATION NO. 33-45315
                                                              FILE NO. 811-6550

                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      (X)

                           PRE-EFFECTIVE AMENDMENT NO.                    ( )

                        POST-EFFECTIVE AMENDMENT NO. 20                   (X)


                                      AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  (X)


                                   AMENDMENT NO. 22                       (X)


                        (CHECK APPROPRIATE BOX OR BOXES)


                                 MENTOR FUNDS
                 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              901 EAST BYRD STREET
                            RICHMOND, VIRGINIA 23219
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                    (804) 782-3648
                         (REGISTRANT'S TELEPHONE NUMBER)



                                PAUL F. COSTELLO
                                    PRESIDENT
                              901 EAST BYRD STREET
                            RICHMOND, VIRGINIA 23219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
                            TIMOTHY W. DIGGINS, ESQ.
                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                                BOSTON, MA 02110


               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE

                             (CHECK APPROPRIATE BOX)


   ( )  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

   ( )            ON   (date)   PURSUANT TO PARAGRAPH (B)



   ( )            60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)



   ( )            ON  (DATE) PURSUANT TO PARAGRAPH (A)(1)


   (X)            75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)


   ( )            ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:


   ( ) THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT


THIS POST-EFFECTIVE AMENDMENT RELATES ONLY TO SHARES OF THE MENTOR INSTITUTIONAL TAX-EXEMPT MONEY MARKET PORTFOLIO. NO INFORMATION RELATING TO ANY OTHER CLASS OR SERIES OF SHARES OF THE REGISTRANT IS AMENDED, DELETED, OR SUPERSEDED HEREBY.




                                  MENTOR FUNDS
                             CROSS REFERENCE SHEET

                          (as required by Rule 404(a))

Part A - Mentor Funds - Mentor Institutional Tax-Exempt Money Market Portfolio -- Retail Shares

           N-1A Item No.                               Location
  1.       Cover Page.........................................  Cover Page

  2.       Synopsis...........................................  Cover Page; Expense Summary

  3.       Condensed Financial Information....................  Not Applicable

  4.       General Description of Registrant..................  Cover Page; Investment Objective
                                                                and Policies; General

  5.       Management of the Fund.............................  Investment Objective and Policies;
                                                                Management; General; How the Portfolio
                                                                Values its Shares; Custodian and
                                                                Transfer and Dividend Agent; Performance
                                                                Information

  5A.      Management's Discussion of
              Fund Performance................................  Not Applicable

  6.       Capital Stock and Other Securities.................  Management; General; Purchase of Shares;
                                                                How Distributions are Made; Tax Information;
                                                                Performance Information; Management;
                                                                Purchase of Shares

  7.       Purchase of Securities Being Offered...............  Management; Purchase of Shares

  8.       Redemption or Repurchase...........................  Purchase of Shares; Redemption of Shares

  9.       Pending Legal Proceedings..........................  Not Applicable





                                      -1-




Part A - Mentor Funds - Mentor  Institutional  Tax-Exempt Money Market Portfolio
-- Institutional Shares

                  N-1A Item No.                                        Location
  1.       Cover Page.........................................  Cover Page

  2.       Synopsis...........................................  Cover Page; Expense Summary

  3.       Condensed Financial Information....................  Not Applicable

  4.       General Description of Registrant..................  Cover Page; Investment Objective
                                                                and Policies; General

  5.       Management of the Fund.............................  Investment Objective and Policies;
                                                                Management; General; How the Portfolio
                                                                Values its Shares; Custodian and
                                                                Dividend Agent; Performance
                                                                Information

  5A.      Management's Discussion of
              Fund Performance................................  Not Applicable

  6.       Capital Stock and Other Securities.................  Management; General; Purchase of Shares;
                                                                How Distributions are Made; Performance
                                                                Information

  7.       Purchase of Securities Being Offered...............  Management; Purchase of Shares


  8.       Redemption or Repurchase...........................  Purchase of Shares; Redemption of
                                                                Shares

  9.       Pending Legal Proceedings..........................  Not Applicable


                                      -3-

Part B - Mentor Funds - Mentor  Institutional  Tax-Exempt Money Market Portfolio


                 N-1A Item No                                   Location

 10.       Cover Page.........................................  Cover Page

 11.       Table of Contents..................................  Cover Page

 12.       General Information and History....................  General

 13.       Investment Objectives and Policies.................  Investment Restrictions;
                                                                Investment Techniques

 14.       Management of the Fund.............................  Management of the Trust;
                                                                Investment Advisory and Other
                                                                Services; The Distributor

 15.       Control Persons and Principal
                Holders of Securities.........................  Principal Holders
                                                                of Securities

 16.       Investment Advisory and Other Services.............  Investment Advisory and
                                                                Other Services; Management of
                                                                the Trust; Independent Accountants;
                                                                Experts; Custodian;
                                                                Members of Investment Management
                                                                Teams

 17.       Brokage Allocation.................................  Brokerage

 18.       Capital Stock and Other Securities.................  Determination of Net Asset Value;
                                                                Tax Status; The Distributor; Shareholder
                                                                Liability

 19.       Purchase, Redemption and Pricing
                of Securities Being Offered...................  Brokerage; Determination
                                                                of Net Asset Value; The
                                                                Distributor

 20.       Tax Status.........................................  Investment Restrictions;
                                                                Tax Status

 21.       Underwriters.......................................  The Distributor

 22.       Calculation fo Yield Quotations of
                Money Market Funds............................  Performance



P R O S P E C T U S                              October  , 1998,
Retail Shares




                                 Mentor Funds
             Mentor Institutional Tax-Exempt Money Market Portfolio



Mentor Institutional Tax-Exempt Money Market Portfolio is designed for investors who seek current income exempt from federal income tax, consistent with preservation of capital and maintenance of liquidity. The Portfolio is a diversified investment portfolio of Mentor Funds (the "Trust").

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

This Prospectus explains concisely what you should know before investing in the Portfolio. Please read it carefully and keep it for future reference. You can find more detailed information about the Portfolio in the October , 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY


Expenses are one of several factors to consider when investing in the Portfolio. The following table summarizes your maximum transaction costs from an investment in Retail Shares of the Portfolio and expenses the Portfolio expects to incur in respect of its Retail Shares during the current fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each Portfolio over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Portfolio.



                                                  Mentor
                                              Institutional
                                               Tax-Exempt
                                               Money Market
                                                Portfolio
                                             ---------------
Shareholder Transaction Expenses                  None
Annual Portfolio Operating Expenses
 (as a percentage of average net assets)
Management Fees                                   .22%
12b-1 Fees                                        .33%
Other Expenses                                    .16%
                                              ===============
Total Fund Operating Expenses                     .71%





Examples


     Your investment of $1,000 in a Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:




                                                                 1 year     3 years
                                                                --------   ---------
Mentor Institutional Tax-Exempt Money Market Portfolio           $7.00     $23.00



The table is provided to help you understand the expenses of investing in the Portfolio and your share of the operating expenses which the Portfolio expects to incur. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. Because of the 12b-1 fees payable by the Portfolio, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc.



                       INVESTMENT OBJECTIVE AND POLICIES


The investment objective of Mentor Institutional Tax-Exempt Money Market Portfolio is to seek as high a rate of current income exempt from federal income tax as Mentor Investment Advisors, LLC, the Portfolio's investment advisor, believes is consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks its objective through the investment policies described below. Because the

Portfolio is a money market fund, it will only invest in the types of investments described below under "Selection of Investments".

The investment objective and policies of the Portfolio may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. The Portfolio is not intended to be a complete investment program, and there is no assurance the Portfolio will achieve its objective.





The Portfolio invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securitites (as described below). The Portfolio may invest the remainder of its assets in investments of any kind in which any of the other Portfolios may invest.

The Portfolio will invest in the following types of Tax-Exempt  Securities:
(i)municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the
purchase  of  Tax-Exempt   Securities,   the  Portfolio  may  acquire   stand-by
commitments, which give the Portfolio the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the fund but are subject to the risk that the dealer may fail to meet its obligations. The Portfolio does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilitites and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public puposes.

The  two  principal   classifications  of  Tax-Exempt   Securities  are  general
obligation and special obligation (or revenue) securities. General obligation securitites involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

For purposes of the Portfolio's policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Portfolio will not treat obligations as Tax-Exempt Securitites for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Portfolio invests in these securities, individual shareholders of the Portfolio, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Portfolio's distributions derived from these securities. In addition an investment in the Portfolio may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on thier fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The avalability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities in a particular state to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

The  Portfolio  may invest  without limit in high quality  taxable money market
instruments  of any type at any time when  Mentor  Advisors   believes  that
market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of shareholders. It is impossible to predict when, or for how long, the Portfolio will use these alternative defensive strategies.

Selection of Investments


The Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar- denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), (ii) obligations rated at least AA by Standard & Poor's or Aa by Moody's Investors Service, Inc. at the time of investment, and (iii) unrated securities determined by Mentor Advisors to be of comparable quality. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the investments held by the Portfolio. The Portfolio will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Portfolio's investments will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The values of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.



Diversification and concentration policies


     The Portfolio is a "diversified" investment company under the Investment Company Act of 1940. This means that the Portfolio may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Portfolio generally may not invest more than 5% of its assets in any one issuer (other than the U.S. government).

        The Portfolio will not invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

        It is nonetheless possible that the Portfolio may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. The Portfolio reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

        The Portfolio also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of the Portfolio may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Portfolio's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.

Other Investment Practices


     The Portfolio may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.

     Repurchase agreements. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     Securities lending. The Portfolio may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Portfolio would be made in accordance with the Portfolio's investment objective and policies described above.



Dividends


The Trust determines the net income of the Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

Daily dividends. The Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of the Portfolio is accepted at or before 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for any calendar month will be paid on the last day of that month (or, if that day is not a business day, on the next preceding business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

You can choose from two distribution options: (1) automatically reinvest all distributions from the Portfolio in additional shares of it; or (2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution (as defined below), who will be responsible for forwarding the necessary instructions to the Trust's transfer agent, Investors Fiduciary Trust Company ("IFTC"). If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of the Portfolio promptly following the month in which the reinvestment occurs.



Tax information


Federal taxes. The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. The Portfolio will distribute substantially all of its ordinary income (and net capital gains, if any) on a current basis.

        Dividends paid by the Portfolio that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Portfolio's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by the Portfolio or a "related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

        If the Portfolio holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

        Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year the Portfolio will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year.

General. The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. You should consult your tax adviser to determine the precise effect of an investment in the Portfolio on your particular tax situation.


Buying and Selling Shares of the Portfolio

How to buy shares. The Trust offers shares of the Portfolio continuously at a price of $1.00 per share. The Trust determines the net asset value of the Portfolio twice each day, as of 12:00 noon and as of the close of regular trading on the Exchange. The shares of the Portfolio are sold at net asset value through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution"). Your Financial Institution is responsible for forwarding any necessary documentation to IFTC. There is no sales charge on sales of shares, nor is any minimum investment required for the Portfolio.

Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. Investments which are accepted at or before 12:00 noon will be invested at the net asset value determined at that time; investments accepted after 12:00 noon will receive the net asset value determined at the close of regular trading on the Exchange. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Trust, the Trust will accept the order to purchase shares at the net asset value next determined.

     If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.

     For more information on how to purchase shares of the Portfolio, contact your Financial Institution or Mentor Services Company, Inc. ("Mentor Services Company"), 901 East Byrd Street, Richmond, Virginia 23219. Mentor Services Company's telephone number is 1-800-869-6042.

     How to sell shares. You can redeem your Portfolio shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check or by mail. Redemption will be effected at the net asset value per share of the Portfolio next determined after receipt of the redemption request in good order. The Fund must receive your properly completed purchase documentation before you may sell shares.

     Selling shares through your Financial Institution. You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Trust, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.

     Selling shares by check. If you would like the ability to write checks against your investment in the Portfolio, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution or Mentor Services Company.


When the Portfolio receives your properly completed documentation and card, you will receive checks drawn on your Portfolio account and payable through the Portfolio's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Portfolio in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the checkwriting privilege.

     Shareholders using Trust checks are subject to the Trust's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. A shareholder may revoke check-writing authorization by written notice to IFTC.

     Selling shares by mail. You may also sell shares of the Portfolio by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.

     The Portfolio generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, the Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.



How to Exchange Shares


     You can exchange your shares in the Portfolio for shares of any other Portfolio in the Fund at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to IFTC. Exchange Authorization Forms are available from your Financial Institution or Mentor Services Company. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or Mentor Services Company before requesting an exchange.



Financial Institutions


     Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with the Portfolio (including among other things the purchase, redemption, or exchange of Portfolio shares) through a Financial Institution, the Financial Institution, and not the Portfolio, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to the Portfolio promptly. Some Financial Institutions may establish minimum investment requirements with respect to the Portfolio. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in the Portfolio in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Portfolio will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.



Management


     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to the Portfolio, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Portfolio and makes investment decisions on its behalf.

     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $12 billion in total stockholders' equity as of March 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     The Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     The Portfolio pays all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of the Portfolio on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the Portfolio (and other series of shares of the Trust) or the nature of the services performed and relative applicability to the Portfolio. Expenses directly charged or attributable to the Portfolio will be paid from the assets of the Portfolio.

     Mentor Advisors places all orders for purchases and sales of the investments of the Portfolio. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.



Distribution Services


     Mentor Distributors, LLC ("Mentor Distributors"), 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor of the Portfolio's shares. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc. The Portfolio has adopted a Distribution Plan (the "Plan") pursuant to Rule
12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Portfolio to compensate Mentor Distributors for services provided and expenses incurred by it in promoting the sale of shares of the Portfolio, reducing redemptions, or maintaining or improving services provided to shareholders. The Plan provides for monthly payments by the Portfolio to Mentor Distributors, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Any material increase in amounts payable under the Plan would require shareholder approval.

     In order to compensate Financial Institutions for services provided in connection with sales of Portfolio shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), Mentor Distributors may make periodic payments (from any amounts received by it under the Plan or from its other resources) to any qualifying Financial Institution based on the average net asset value of shares for which the Financial Institution is designated as the financial institution of record. Mentor Distributors makes such payments at the annual rate of between 0.15% and 0.33%. Mentor Distributors may suspend or modify these payments at any time, and payments are subject to the continuation of the Portfolio's Plan and of applicable agreements between Mentor Distributors and the applicable Financial Institution.


How the Portfolio's Performance is Calculated

Yield and effective yield data of the Portfolio's Retail Shares may from time to time be included in advertisements about the Portfolio. "Yield" is calculated by dividing the Portfolio's annualized net investment income per Retail Share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than the Portfolio's yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses, and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.



General Information


     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twelve series of shares. Under the Agreement and Declaration of Trust, the Portfolio's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. The Portfolio's shares are currently divided into two classes, Retail Shares, which are offered by this Prospectus, and Institutional Shares. Institutional shares are not subject to 12b-1 fees, and may be subject to different expenses. Differences in expenses between the classes will affect performance. Contact Mentor Services Company at 1-800-869-6042 for information concerning Institutional Shares of a Portfolio and your eligibility to purchase those shares. Each share has one vote, with fractional shares voting proportionally. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares of any Portfolio at any time and may refuse any order to purchase shares.

Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri 64105, is the transfer agent and dividend-paying agent for the Trust. IFTC engages at its own expense certain Financial Institutions to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts.

     If you own fewer shares of the Portfolio than a minimum amount set by the Trustees (presently 500 shares), the Trust may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of the Portfolio or of the Trust above any maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Portfolio's official sales literature in connection with the offer of the Portfolio's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

       Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.










                                  Mentor Funds

                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 Mentor Distributors, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 1341


                                  Mentor Funds
                         Mentor Institutional Tax-Exempt
                             Money Market Portfolio



                                 Retail Shares



                           -------------------------

                                   PROSPECTUS
                           -------------------------

                               October   , 1998



                                     [logo]
                                     MENTOR
                                INVESTMENT GROUP

P R O S P E C T U S                              October  , 1998,
Institutional Shares




                                 Mentor Funds
             Mentor Institutional Tax-Exempt Money Market Portfolio



Mentor Institutional Tax-Exempt Money Market Portfolio is designed for investors who seek current income exempt from federal income tax consistent with preservation of capital and maintenance of liquidity. The Portfolio is a diversified investment portfolio of Mentor Funds (the "Trust").

An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

This Prospectus explains concisely what you should know before investing in the Portfolio. Please read it carefully and keep it for future reference. You can find more detailed information about the Portfolio in the October , 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.


SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY


Expenses are one of several factors to consider when investing in the Portfolio. The following table summarizes your maximum transaction costs from an investment in Institutional Shares of the Portfolio and expenses the Portfolio expects to incur in respect of its Retail Shares during the current fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each Portfolio over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Portfolio.



                                                  Mentor
                                              Institutional
                                               Tax-Exempt
                                               Money Market
                                                Portfolio
                                             ---------------
Shareholder Transaction Expenses                  None
Annual Portfolio Operating Expenses
 (as a percentage of average net assets)
Management Fees                                   .22%
12b-1 Fees                                        None
Other Expenses                                    .11%
                                              ==============
Total Fund Operating Expenses                     .33%





Examples


     Your investment of $1,000 in a Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:




                                                                 1 year     3 years
                                                                --------   ---------
Mentor Institutional Tax-Exempt Money Market Portfolio           $3.00     %11.00



The table is provided to help you understand the expenses of investing in the Portfolio and your share of the operating expenses which the Portfolio expects to incur. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. Because of the 12b-1 fees payable by the Portfolio, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc.



                       INVESTMENT OBJECTIVE AND POLICIES




The investment objective of Mentor Institutional Tax-Exempt Money Market Portfolio is to seek as high a rate of current income exempt from federal income tax as Mentor Investment Advisors, LLC, the Portfolio's investment advisor, believes is consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks its objective through the investment policies described below. Because the

Portfolio is a money market fund, it will only invest in the types of investments described below under "Selection of Investments".

The investment objective and policies of the Portfolio may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. The Portfolio is not intended to be a complete investment program, and there is no assurance the Portfolio will achieve its objective.





The Portfolio invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securitites (as described below). The Portfolio may invest the remainder of its assets in investments of any kind in which any of the other Portfolios may invest.

The Portfolio will invest in only the following types of Tax-Exempt  Securities:
(i)municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the
purchase  of  Tax-Exempt   Securities,   the  Portfolio  may  acquire   stand-by
commitments, which give the Portfolio the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the fund but are subject to the risk that the dealer may fail to meet its obligations. The Portfolio does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilitites and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public puposes.

The  two  principal   classifications  of  Tax-Exempt   Securities  are  general
obligation and special obligation (or revenue) securities. General obligation securitites involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

For purposes of the Portfolio's policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Portfolio will not treat obligations as Tax-Exempt Securities for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Portfolio invests in these securities, individual shareholders of the Portfolio, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Portfolio's distributions derived from these securities. In addition an investment in the Portfolio may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on thier fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The avalability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities in a particular state to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

The  Portfolio  may invest  without limit in high quality  taxable money market
instruments of any type may invest at any time when  Mentor  Advisors   believes
that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of shareholders. It is impossible to predict when, or for how long, the Portfolio will use these alternative defensive strategies.

Selection of Investments


The Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar- denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), (ii) obligations rated at least AA by Standard & Poor's or Aa by Moody's Investors Service, Inc. at the time of investment, and (iii) unrated securities determined by Mentor Advisors to be of comparable quality. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. The Portfolio follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

Considerations of liquidity and preservation of capital mean that the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolio, may result in frequent changes in the investments held by the Portfolio. The Portfolio will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Portfolio's investments will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The values of the Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.



Diversification and concentration policies


     The Portfolio is a "diversified" investment company under the Investment Company Act of 1940. This means that the Portfolio may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Portfolio generally may not invest more than 5% of its assets in any one issuer (other than the U.S. government).

        The Portfolio will not invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

        It is nonetheless possible that the Portfolio may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. The Portfolio reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

        The Portfolio also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of the Portfolio may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Portfolio's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.

Other Investment Practices


     The Portfolio may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.


     Repurchase agreements. Under a repurchase agreement, the Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. The Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, the Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Portfolio may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     Securities lending. The Portfolio may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Portfolio would be made in accordance with the Portfolio's investment objective and policies described above.



Dividends


The Trust determines the net income of the Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open. Each determination of the Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio. The Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

Daily dividends. The Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of the Portfolio is accepted at or before 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Portfolio accepts their order. The Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for any calendar month will be paid on the last day of that month (or, if that day is not a business day, on the next preceding business day), except that the Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

You can choose from two distribution options: (1) automatically reinvest all distributions from the Portfolio in additional shares of it; or (2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution (as defined below), who will be responsible for forwarding the necessary instructions to the Trust's transfer agent, Investors Fiduciary Trust Company ("IFTC"). If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of the Portfolio promptly following the month in which the reinvestment occurs.



Tax information


Federal taxes. The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. The Portfolio will distribute substantially all of its ordinary income (and net capital gains, if any) on a current basis.

        Dividends paid by the Portfolio that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Portfolio's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by the Portfolio or a "related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

        If the Portfolio holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

        Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year the Portfolio will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year.

General. The foregoing is a summary of certain federal income tax consequences of investing in the Portfolio. You should consult your tax adviser to determine the precise effect of an investment in the Portfolio on your particular tax situation.

                      HOW THE PORTFOLIO VALUES ITS SHARES

        The Portfolio values its shares twice each day, once at 12:00 noon and again at the close of regular trading on the New York Stock Exchange. The Portfolio's investments are valued at amortized cost in accordance with Securities and Exchange Commission Rule 2a-7. The Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

                               PURCHASE OF SHARES

        The Portfolio offers its shares continuously at a price of $1.00 per share. Because the Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

        Mentor Distributors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as distributor of the Portfolio's shares. Mentor Distributors is not obligated to sell any specific amount of shares of the Portfolio.

        An investor may make an initial purchase of shares in the Portfolio by submitting completed application materials along with a purchase order, and by making payment to Mentor Distributors or the Trust. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. The Portfolio reserves the right at any time to change the initial and subsequent investment minimums required of investors.

        Shares of the Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolio in exchange for securities is subject in each case to the determination by Mentor
Advisors that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by Mentor Advisors in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the Portfolio's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor
Distributors at 1-800-869-6042.

        Mentor Distributors, Mentor Advisors, and their affiliates, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolio. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

        In all cases Mentor Advisors or Mentor Distributors reserves the right to reject any particular investment.

                              REDEMPTION OF SHARES

        A shareholder may redeem all or any portion of its shares in the Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to the Portfolio c/o Mentor Funds, P.O. Box 1357, Richmond, Virginia 23218-1357 or to Mentor Distributors. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. The Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

        A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

        (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

        (2) the request is signed by each registered owner exactly as the shares are registered; and

        (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

        If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

        The Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Distributors usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Distributors for details.

        Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

        Other information concerning redemption. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolio's per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.

Management




     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to the Portfolio, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Portfolio and makes investment decisions on its behalf.

     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $12 billion in total stockholders' equity as of March 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     The Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

     The Portfolio pays all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses. General expenses of the Trust will be charged to the assets of the Portfolio on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the Portfolio (and other series of shares of the Trust) or the nature of the services performed and relative applicability to the Portfolio. Expenses directly charged or attributable to the Portfolio will be paid from the assets of the Portfolio.

     Mentor Advisors places all orders for purchases and sales of the investments of the Portfolio. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.

How the Portfolio's Performance is Calculated

Yield and effective yield data of the Portfolio's Institutional Shares may from time to time be included in advertisements about the Portfolio. "Yield" is calculated by dividing the Portfolio's annualized net investment income per Institutional Share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than the Portfolio's yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information.

     All data is based on the Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investments, the Portfolio's operating expenses, and the class of shares purchased. Investment performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles.



General Information


     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twelve series of shares. Under the Agreement and Declaration of Trust, the Portfolio's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. The Portfolio's shares are currently divided into two classes, Institutional Shares, which are offered by this Prospectus, and Retail Shares. Institutional Shares are not subject to any 12b-1 fees, and may be subject to different expenses. Differences in expenses between the classes will affect performance. Contact Mentor Services Company at 1-800-869-6042 for information concerning Retail Shares of a Portfolio and your eligibility to purchase those shares. Each share has one vote, with fractional shares voting proportionally. Shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares of any Portfolio at any time and may refuse any order to purchase shares.

Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri 64105, is the transfer agent and dividend-paying agent for the Trust. IFTC engages at its own expense certain Financial Institutions to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts.

     If you own fewer shares of the Portfolio than a minimum amount set by the Trustees (presently 500 shares), the Trust may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of the Portfolio or of the Trust above any maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

       No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Portfolio's official sales literature in connection with the offer of the Portfolio's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Portfolio. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made. This Prospectus omits certain information contained in the Registration Statement, to which reference is made, filed with the Securities and Exchange Commission. Items which are thus omitted, including contracts and other documents referred to or summarized herein, may be obtained from the Commission upon payment of the prescribed fees.

       Additional information concerning the securities offered hereby and the Portfolio is to be found in the Registration Statement, including various exhibits thereto and financial statements included or incorporated therein, which may be inspected at the office of the Commission.










                                  Mentor Funds

                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 Mentor Distributors, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 1341


                                  Mentor Funds
                         Mentor Institutional Tax-Exempt
                             Money Market Portfolio



                              Institutional Shares



                           -------------------------

                                   PROSPECTUS
                           -------------------------

                               October   , 1998



                                     [logo]
                                     MENTOR
                                INVESTMENT GROUP

                                  MENTOR FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

            (Mentor Institutional Tax-Exempt Money Market Portfolio)

                                October __, 1998



This Statement of Additional Information relates to Retail and Institutional Shares of the Mentor Institutional Tax-Exempt Money Market Portfolio (the
"Portfolio"). The Portfolio is a series of shares of beneficial interest of Mentor Funds (the "Trust"). This Statement is not a prospectus and should be read in conjunction with the relevant prospectus. Separate statements of additional information relate to the other Portfolios comprising the Trust. A copy of any prospectus or statement of additional information can be obtained upon request made to Mentor Services Company, Inc., at P.O. Box 1357, Richmond, Virginia 23218-1357, or calling Mentor Services Company, Inc. at 1-(800) 869-6042.

                                TABLE OF CONTENTS



         CAPTION                                        PAGE
GENERAL  ..................................................
INVESTMENT RESTRICTIONS....................................
CERTAIN INVESTMENT TECHNIQUES..............................
MANAGEMENT OF THE TRUST....................................
PRINCIPAL HOLDERS OF SECURITIES............................
INVESTMENT ADVISORY AND OTHER SERVICES.....................
BROKERAGE..................................................
DETERMINATION OF NET ASSET VALUE...........................
TAX STATUS.................................................
THE DISTRIBUTOR............................................
INDEPENDENT ACCOUNTANTS....................................
CUSTODIAN..................................................
PERFORMANCE INFORMATION....................................
SHAREHOLDER LIABILITY......................................
MEMBERS OF INVESTMENT MANAGEMENT TEAMS.....................
RATINGS  ..................................................


                                GENERAL

         Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust.

                        INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to the Portfolio without approval by the holders of a majority of the outstanding shares of the Portfolio, the Portfolio may not:


         1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry;

         2. Acquire more than 10% of the voting securities of any issuer.

         3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

         4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest.

         5. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

         6. Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

         7. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

         8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

         In addition, it is contrary to the current policy of the Portfolio, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus with respect to the Portfolio, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees.

         The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                     CERTAIN INVESTMENT TECHNIQUES

         Set forth below is information concerning certain investment techniques in which the Portfolio may engage, and certain of the risks they may entail.

Repurchase Agreements

         The Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal

Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by the Portfolio which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Tax-Exempt Securities

         General description. As used in the prospectus and in this Statement the term "Tax-Exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-Exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses. Short-term Tax-Exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may constitute Tax-Exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues. Tax-Exempt Securities also include tax-exempt commercial paper, which are promissory notes issued by municipalities to enhance their cash flows.

         Participation interests. The Portfolio may invest in Tax-Exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-Exempt Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-

Exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-Exempt Securities. The Portfolio may also invest in Tax-Exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-Exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

         Stand-by commitments. When the Portfolio purchases Tax-Exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-Exempt Securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-Exempt Security to a third party at any time. The Portfolio expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

         Yields. The yields on Tax-Exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's represent their opinions as to the quality of the Tax-Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of Tax-Exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the Portfolio, an issue of Tax-Exempt Securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Neither event will require the elimination of an investment from the Portfolio's portfolio, but Mentor Advisors will consider such an event in its determination of whether the Portfolio should continue to hold an investment in its portfolio.

         "Moral obligation" bonds. The Portfolio does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Portfolio.

         Additional risks. Securities in which the Portfolio may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected. There is no assurance that any issuer of a Tax-Exempt Security will make full or timely payments of principal or interest or remain solvent.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax-exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-Exempt Securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of Tax-Exempt Securities for investment by the Portfolio and the value of the Portfolio's portfolio could be materially affected by such changes in law, the Trustees of the Trust would reevaluate the Portfolio's investment objectives and policies and consider changes in the structure of the Portfolio or its dissolution.


Loans of Portfolio Securities

         The Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. Cash collateral received by the Portfolio may be invested in any securities in which the Portfolio may invest consistent with its investment policies. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

                             MANAGEMENT OF THE TRUST


         The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

                         Position Held               Principal Occupation
Name and Address         with Portfolio              During Past 5 Years
----------------         --------------              -------------------
*Daniel J. Ludeman       Chairman; Trustee           Chairman and Chief Executive
                                                     Officer, Mentor Investment
                                                     Group, LLC; Managing Director,
                                                     Wheat, First Securities, Inc.;
                                                     Director, Wheat First Butcher
                                                     Singer, Inc.; Chairman and
                                                     Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund,
                                                     Inc.; Chairman and Trustee,
                                                     Mentor Institutional Trust and
                                                     Cash Resource Trust.

Louis W. Moelchert, Jr.  Trustee                     Vice President for Investments,
                                                     University of Richmond;  Trustee,
                                                     Mentor Institutional Trust and Cash
                                                     Resource Trust; Director, America's
                                                     Utility Fund, Inc. and Mentor Income
                                                     Fund, Inc.






Thomas F. Keller         Trustee                     Professor of Business Administration
                                                     and former Dean, Fuqua School of
                                                     Business, Duke University; Trustee,
                                                     Mentor Institutional Trust and Cash
                                                     Resource Trust; Director, America's
                                                     Utility Fund, Inc. and Mentor Income
                                                     Fund, Inc.



Arnold H. Dreyfuss       Trustee                     Chairman, Eskimo Pie Corp.; formerly,
                                                     Chairman and Chief Executive Officer,
                                                     Hamilton Beach/Proctor-Silex, Inc.;
                                                     Trustee, Mentor Institutional Trust and
                                                     Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.




Troy A. Peery, Jr.        Trustee                    President, Heilig-Meyers Company;
                                                     Trustee, Mentor Institutional Trust and
                                                     Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.



*Peter J. Quinn, Jr.      Trustee                    President, Mentor Distributors, LLC; Managing Director, Mentor Investment
                                                     Group, LLC and Wheat First Butcher Singer, Inc.; formerly, Senior Vice
                                                     President/Director of Mutual Funds, Wheat First Butcher Singer, Inc.;
                                                     Trustee, Mentor Institutional Trust and Cash Resource Trust; Director,
                                                     America's Utility Fund, Inc. and Mentor Income Fund, Inc.




Arch T. Allen, III        Trustee                    Attorney at law, Raleigh, North Carolina; Trustee, Mentor
                                                     Institutional Trust and Case Resource Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.; formerly, Vice Chancellor for
                                                     Development and University Relations, University of North Carolina at
                                                     Chapel Hill.





Weston E. Edwards         Trustee                    President, Weston Edwards &
                                                     Associates; Trustee, Mentor
                                                     Institutional Trust and Cash Resource
                                                     Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.;
                                                     Founder and Chairman, The Housing
                                                     Roundtable; formerly, President, Smart
                                                     Mortgage Access, Inc.



Jerry R. Barrentine       Trustee                    President, J.R. Barrentine &
                                                     Associates; Trustee, Mentor
                                                     Institutional Trust and Cash Resource
                                                     Trust; Director, Mentor Income Fund,
                                                     Inc. and America's Utility Fund, Inc.;
                                                     formerly, Executive Vice President and
                                                     Chief Financial Officer, Barclays/American Mortgage Director Corporation;
                                                     Managing Partner, Barrentine Lott & Associates.



J. Garnett Nelson         Trustee                    Consultant, Mid-Atlantic Holdings, LLC; Trustee, Mentor Institutional Trust
                                                     and Cash Resource Trust; Director, Mentor Income Fund, Inc., America's
                                                     Utility Fund, Inc., GE Investment Funds, Inc., and Lawyers Title Corporation;
                                                     Member, Investment Advisory Committee, Virginia Retirement System; formerly,
                                                     Senior Vice President, The Life Insurance Company of Virginia.



Paul F. Costello           President                 Managing Director, Mentor Investment Group, LLC, Wheat First Butcher Singer,
                                                     Inc., and Mentor Investment Advisors, LLC; President, Mentor Income Fund, Inc.,
                                                     America's Utility Fund, Inc., Mentor Institutional Trust, and Cash Resource
                                                     Trust; Director, Mentor Perpetual Advisors, LLC and Mentor Trust Company.










Terry L. Perkins           Treasurer                 Senior Vice President, Mentor Investment Group, LLC; Treasurer, Cash Resource
                                                     Trust, Mentor Income Fund, Inc., and Mentor Institutional Trust; Treasurer and
                                                     Senior Vice President, America's Utility Fund, Inc.; formerly, Treasurer and
                                                     Comptroller, Ryland Capital Management, Inc.



Michael Wade               Assistant                 Vice President, Mentor Investment Group, LLC; Assistant Treasurer, Cash
                           Treasurer                 Resource Trust, Mentor Income Fund, Inc., Mentor Institutional Trust, and
                                                     America's Utility Fund, Inc.; formerly, Senior Accountant, Wheat First Butcher
                                                     Singer, Inc.; Audit Senior, BDO Seidman.




Geoffrey B. Sale           Secretary                 Associate Vice President Mentor Investment Group, LLC; Clerk Mentor
                                                     Institutional Trust; Secretary Cash Resource Trust, Mentor Income Fund,
                                                     Inc., Mentor Funds and Mentor Variable Investment Portfolios.


              The table below shows the fees paid to each Trustee by the Trust for the 1997 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1997 calendar year.

                                                      Total compensation
                          Aggregate compensation            from all
Trustees                      from the Trust        complex funds (23 Funds)
--------                  ----------------------   -------------------------
Daniel J. Ludeman                     0                            0
Arnold H. Dreyfuss               $6,000                      $12,200
Thomas F. Keller                 $6,000                      $12,200
Louis W. Moelchert, Jr.          $6,000                      $12,200
Stanley F. Pauley*               $6,000                      $12,200
Troy A. Peery, Jr.               $5,500                      $11,175
Peter J. Quinn, Jr.              $    0                      $     0
Arch T. Allen, III+              $    0                      $     0
Weston E. Edwards+               $    0                      $     0
Jerry R. Barrentine+             $    0                      $     0
J. Barnett Nelson+               $    0                      $     0

-------------
*  Resigned as Trustee effective December 22, 1997
+  Elected Trustee December 22, 1997

         The Trustees do not receive pension or retirement benefits from the Trust.

         The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                    PRINCIPAL HOLDERS OF SECURITIES

        As of October ,1998, the Portfolio had no shares outstanding.

                 INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Services

        Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to the Portfolio pursuant to a Management Contract with the Trust. Subject to the supervision and direction of the Trustees, Mentor Advisors manages the Portfolio's portfolio in accordance with the stated policies of the Portfolio and of the Trust. Mentor Advisors makes investment decisions for the Portfolio and places the purchase and sale orders for portfolio transactions. Mentor Advisors bears all of its expenses in connection with the performance of its services. In addition, Mentor Advisors pays the salaries of all officers and employees who are employed by it and the Trust.

        Mentor Advisors provides the Portfolio with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Portfolio and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in an investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Wheat First Butcher Singer handles purchases and sales under guidelines approved by investment officers of the Trust. Mentor Advisors employs a professional staff of portfolio managers who draw upon a variety of resources, including Wheat, First Securities, Inc., an affiliate of Mentor Advisors, for research information for the Portfolio.

         The proceeds received by the Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Portfolio, and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolio may be allocated in proportion to the net asset values of the Portfolio except where allocations of direct expenses can otherwise be fairly made.

         Expenses incurred in the operation of the Portfolio or otherwise allocated to the Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

         The Management Contract is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Mentor Advisors, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by Mentor Advisors. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

           Under the Management Contract, the Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on average net assets of a Portfolio): 0.22% of the first $500 million; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

                                    BROKERAGE

         Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of portfolio securities by the Portfolio will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Portfolio would not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Portfolios' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment advisers' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio.

         Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Portfolio and buys and sells investments for the Portfolio through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Portfolio, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Mentor Advisors may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to it an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause the Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Mentor Advisors does not currently intend to cause the Portfolio to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors may consider sales of shares of the Portfolio (and, if permitted by law, of the other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

         The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat") or EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions paid by the Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Portfolio will in no event effect principal transactions with Wheat or EVEREN in over-the-counter securities in which Wheat or EVEREN makes a market, as the case may be.

         Under rules adopted by the SEC, neither Wheat nor EVEREN may execute transactions for the Portfolio on the floor of any national securities exchange, but either may effect transactions for the Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Portfolio. The Trust has been advised by Wheat that, on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.



                    DETERMINATION OF NET ASSET VALUE

           The Trust determines net asset value per share of the Portfolio twice each day as of 12:00 noon and as of the close of regular trading (generally 4:00 p.m. New York time) on each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

         The valuation of the Portfolio's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Portfolio seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply on a day when the use of amortized cost by the Portfolio resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

         The valuation of the Portfolio's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, the Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Portfolio's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

         Since the net income of the Portfolio is declared as a dividend each time it is determined, the net asset value per share of the Portfolio remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Portfolio representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Portfolio in the shareholder's account on the last day of each month
(or, if that day is not a business day, on the next business day). It is expected that the Portfolio's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Portfolio determined at any time is a negative amount, the Portfolio will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Portfolio (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Portfolio will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Portfolio that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in the Portfolio.

         Should the Portfolio incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   TAX STATUS

         The Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

         As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As a series of Massachusetts business trust, the Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.

           In order to qualify as a "regulated investment company," the Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Portfolio's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Portfolio so elects) plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Portfolio during October, November, or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31 of the year in which declared.

         Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Portfolio has invested and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the level of the Portfolio.

         The Portfolio is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Portfolio shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the

Portfolio is notified that the shareholder has under reported income in the past, or who fails to certify to the Portfolio that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Portfolio with a proper certification.


         Exempt-interest dividends. The Portfolio will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Portfolio's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Portfolio properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the Portfolio intends to be qualified to pay exempt-interest dividends, the Portfolio may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

         Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Portfolio paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Portfolio's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         The Portfolio which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Portfolio's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Portfolio's income that was tax-exempt during the period covered by the distribution.

         Securities issued or purchased at a discount. The Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                            THE DISTRIBUTOR

           Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor of the Portfolio's shares. Mentor Distributors is acting on a best efforts basis in the continuous offering of the Trust's shares. Mentor Distributors, LLC is a wholly owned subsidiary of BISYS Fund Services, Inc.

                            INDEPENDENT ACCOUNTANTS

         ______________ are the Portfolio's independent auditors, providing audit services, tax return review, and other tax consulting services.

                                    CUSTODIAN

         The custodian of the Portfolio, Investors Fiduciary Trust Company, is located at 127 West 10th Street, Richmond, Virginia 64105. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                             PERFORMANCE INFORMATION

         The yield of the Portfolio is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Portfolio's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.




EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES


The table below shows the effect of the tax status of Tax-Exempt Securities on the effective yield received by their individual holders under the federal income tax laws in effect for 1997. It gives the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of Tax-Exempt Securities yielding from 2.0% to 10.0%.



-----------------------------------------------------------------------------------------------------------------------------------
                                                1997
                                               Marginal
                  Taxable Income*              federal                                Tax-exempt yield
                  ______________               income -----------------------------------------------------------------------------
                                                tax**
        Single            Joint Rate                        2%       3%       4%      5%      6%      7%       8%      9%    10%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Equivalent taxable yield

     $0  -  24,650        $0  -  41,200        15.00%     2.35%     3.53%    4.71%   5.88%   7.06%   8.24%   9.41%   10.59%  11.76%
 24,651  -  59,750    41,201  -  99,600        28.00%     2.78%     4.17%    5.56%   6.94%   8.33%   9.72%  11.11%   12.50%  13.89%
 59,751  - 124,650    99,601  - 151,750        31.00%     2.90%     4.35%    5.80%   7.25%   8.70%  10.15%  11.59%   13.04%  14.49%
124,651  - 271,050   151,751  - 271,050        36.00%     3.13%     4.69%    6.25%   7.81%   9.38%  10.94%  12.50%   14.06%  15.63%
   over    271,051      over    271,051        39.60%     3.31%     4.97%    6.62%   8.28%   9.93%  11.59%  13.25%   14.90%  16.56%

------------------
* This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code"), after any deduction for personal exemptions and the greater of the standard deduction or itemized deductions.

**       These rates are the marginal federal income tax rates on taxable income in effect for  1997 under the Code.


         Of course, there is no assurance that the Portfolio will achieve any specific tax-exempt yield. While it is expected that the Portfolio will invest principally in obligations which pay interest exempt from federal income tax, other income received by the Portfolio may be taxable. The table does not take into account any state or local taxes payable on Portfolio distributions.



         Independent statistical agencies measure the Portfolio's investment performance and publish comparative information showing how the Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

         Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

         Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3- year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

         Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time the Portfolio may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

         Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

         Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

         Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

         The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

         Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3- year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

         Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate - and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

         Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

         Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

         U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

         The 100 Best Mutual Portfolios You Can Buy (1992), authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a fivepoint system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                              SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of the Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.



                 MEMBERS OF INVESTMENT MANAGEMENT TEAMS

         The following persons are investment personnel of Mentor Advisors:

Mentor Investment Advisors, LLC

Cash Management

R. Preston Nuttall, CFA -- Managing Director, Chief Investment Officer Mr. Nuttall has more than thirty years of investment management experience. Prior to Mentor Advisors, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

Hubert R. White III  -- Vice President, Portfolio Manager
Mr. White has eleven years of investment management experience. Prior to joining Mentor Advisors, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.

Kathryn T. Allen -- Vice President, Portfolio Manager
Ms. Allen has fourteen years of investment management experience and specializes in tax-free trades. Prior to joining Mentor Advisors, Ms. Allen was portfolio group manager at PNC Institutional Management Corporation. She has her undergraduate degree in commerce and business administration from the University of Alabama.

                                RATINGS

         The rating services' descriptions of corporate bonds are:

Moody's Investors Service, Inc.:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

         o liquidity ratios are adequate to meet cash requirements;

         o long-term senior debt is rated "A" or better;

         o the issuer has access to at least two additional channels of borrowing;

         o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

         o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

         o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

         o evaluation of the management of the issuer;

         o economic evaluation of the issuer's industry or industries and an appraisal of speculative- type risks which may be inherent in certain areas;

         o evaluation of the issuer's products in relation to competition and customer acceptance;

         o liquidity;

         o amount and quality of long-term debt;

         o trend of earnings over a period of ten years;

         o financial strength of parent company and the relationships which exist with the issuer; and

         o recognition by the management of obligations which may be present or may arise as a result of public interest.

                      PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:


  (a) Financial Statements

     (1) Audited Financial Statements and Supporting Schedules (For all Portfolios other than Mentor Asset Allocation Portfolio, Mentor High Income Portfolio, Mentor Institutional Money Market Portfolio Mentor Institutional U.S. Government Money Market Portfolio, Institutional Shares, and Mentor Growth Opportunities)

               Financial Statements:
               Portfolios of Investments -- September 30, 1997*
               Statements of Assets and Liabilities -- September 30, 1997* Statements of Operations -- year ended September 30, 1997* Statements of Changes in Net Assets -- years/periods ended
                 September 30, 1997 and September 30, 1996*
               Financial Highlights *(+)
               Notes to Financial Statements*
               Independent Auditors' Report

     (2)  Unaudited Financial  Statements and Supporting Schedules
          (Mentor  Institutional  Money Market Portfolio,
          Mentor   Institutional   U.S.   Government  Money  Market   Portfolio,
          Institutional Shares)

              Financial Statements:
               Portfolios of Investments -- March 31, 1998*
               Statements of Assets and Liabilities -- March 31, 1998* Statements of Operations -- year ended March 31, 1998* Statements of Changes in Net Assets -- years/periods ended
                 March 31, 1998 and March 31, 1997*
               Financial Highlights *
               Notes to Financial Statements*

_____________

*         Incorporated by reference into Part B to this Registration
          Statement.

(+)       Incorporated by reference to Part A to this Registration Statement.


      (b)  Exhibits:


           (1)(i) Conformed copy of Declaration of Trust of the Registrant, with Amendments No. 1 and 2 (2);


              (ii) Amendment No. 5 to the Declaration of Trust of the Registrant (12);

              (iii) Form of Amendment to the Declaration of Trust of the Registrant (13)

               (iv) Form of Proposed Amendment to the Declaration of Trust of the Registrant to be dated as of May 12, 1998 (14)


           (2)       Copy of By-Laws of the Registrant (1);

           (3)       Not applicable;

           (4) Portions of Registrant's Declaration of Trust and By-Laws relating to shareholder rights (1)(2)(12)(13);


           (5)(i)    Form Management Agreement of the Registrant
                     (Capital Growth, Income and Growth, Quality Income, and Municipal Income Portfolios) (14);


              (ii)   Form of Investment Advisory Agreement
                     (Municipal Income Portfolio) (14);

              (iii)  Form of Investment Advisory Agreement
                     (Income and Growth Portfolio) (14);

              (iv) Form of Investment Advisory and Management Agreement (Perpetual Global Portfolio) (8);

              (v)    Form of Investment Advisory and Management
                     Agreement (Growth Portfolio) (14);

              (vi)   Form of Investment Advisory and Management
                     Agreement (Strategy Portfolio) (14);

              (vii) Form of Investment Advisory and Management Agreement (Short-Duration Income Portfolio) (14);

              (viii) Form of Investment Advisory and Management
                     Agreement (Balanced Portfolio) (14);



              (ix) Form of Investment Advisory and Management Agreement (Institutional Money Market Portfolio) (14);

              (x) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio)
                     (14);


              (xi) Form of Investment Advisory and Management Agreement (Growth Opportunities Portfolio) (11);


              (xii) Form of Investment Advisory and Management Agreement (Mentor High Income Portfolio) (14)

             (xiii)  Sub-Advisory Agreement (Mentor High Income Portfolio)(14)


              (xiv) Form of Investment Advisory and Management Agreement (Mentor Asset Allocation Portfolio) (13)

              (xv) Form of Investment Advisory and Management Agreement (Mentor Institutional Tax-Exempt Money Market Portfolio)
                     (17)


            (6)      Form of Distribution Agreement of the Registrant (14)





            (7)      Not applicable;

            (8)(i) Conformed copy of Custodian Contract of the Registrant with Investors Fiduciary Trust Company (2);

              (ii) Conformed copy of Custodian Contract of the Registrant with State Street Bank and Trust Company (2);


             (iii)   Form of Administration Agreement of the
                     Registrant in respect of certain Portfolios (14);


              (iv) Form of Custodian Contract with State Street Bank and Trust Company in respect of foreign securities(7);

               (v) Form of Administration Agreement of the Registrant in respect of the Money Market Portfolios (17)

            (9)(i) Conformed copy of Transfer Agency and Registrar Agreement of the Registrant (2);

              (ii) (a) Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit B in respect of the Capital Growth, Quality Income, Municipal Income, Income and Growth, and Global Portfolios (3);
                     (b) Form of Instrument of Transfer of Shareholder Services Plan (8);


                     (c) Form of New Exhibit C to the Shareholder Services Plan in respect of the Class A and B shares of the Growth, Strategy, Short-Duration Income Portfolios and the Balanced Portfolio (6);

                     (d) Form of New Exhibit D to Shareholder Services Plan in respect of Class A and B shares of the Growth Opportunities Portfolio (11);

                     (e) Form of New Exhibit E to Shareholder Services Plan in respect of Class A and B shares of the High Yield and Asset Allocation Portfolios (13);

           (9)(iii) Form of Agency Agreement with Investors Fiduciary Trust Company (Money Market Portfolios) (17);

           (9)(iv) Form of Draft Processing Agreement with Investors Fiduciary Trust Company (Money Market Portfolios) (17)

           (10)      Not applicable;


           (11)(i)   Conformed copy of Consent of Independent Auditors (16);

               (ii) Conformed copy of KPMG Peat Marwick LLP opinion on Methodology and Procedures for Accounting for Multiple Classes of Shares (5);

           (12)      Not applicable;

           (13)      Conformed copy of Initial Capital Understanding (1);

           (14)      Not applicable;



           (15)(i)   Plan of Distribution (12)

               (ii)  Revised Exhibit A to Plan of Distribution (17)

           (16)(i)   Schedules for Computation of Performance
                     (all Portfolios)(8)

           (18)(i) Amended and Restated Rule 18f-3(d) Plan (Portfolios other than Money Market Portfolios) (15)

               (ii)  Rule 18f-3 Plan (Money Market Portfolios) (16)

           (27)(i)   Financial Data Schedules of Class A Shares (12)

               (ii)  Financial Data Schedules of Class B Shares (12)

               (iii) Financial Data Schedule in respect of the Balanced
                     Portfolio. (12)

               (iv) Financial Data Schedules in respect of Money Market Portfolios (16)






1.   Incorporated by reference to Registrant's Pre-Effective
     Amendment No. 1 on Form N-1A filed April 14, 1992.
2.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 3 on Form N-1A filed May 14, 1993.
3.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 5 on Form N-1A filed November 26, 1993.
4.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 7 on Form N-1A filed August 3, 1994.
5.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 8 on Form N-1A filed January 27, 1995.
6.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 9 on Form N-1A filed March 15, 1995.
7.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 10 on Form N-1A filed January 15, 1996.
8. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1996.
9. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 22, 1997.
10. Incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed March 4, 1997.

11. Incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed November 7, 1997.

12. Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 22, 1997.
13. Incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on January 30, 1998.

14. Incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on May 7, 1998.
15. Incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on May 12, 1998.
16. Incorporated by reference to Registrant's Post-Effective Amendment No. 19 on form N-1A filed on July 10, 1998.
17.  Filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          Reference is made to "Principal Holders of Securities" in Part B of this Registration Statement


Item 26.  Number of Holders of Securities as of June 30, 1998


   Multiclass Portfolios          Class A    Class B



Capital Growth Portfolio           6,749     12,766
Global Portfolio                   3,345      8,415
Growth Portfolio                   5,905     30,212
Income and Growth Portfolio        3,978      8,951
Municipal Income Portfolio           794      1,316
Quality Income Portfolio           2,543      4,508
Short-Duration Income Portfolio      963      2,004
Strategy Portfolio                 1,478     13,482



Single Class Portfolios

Balanced Portfolio                                               4

Mentor Institutional U.S. Government Money
  Market Portfolio--Institutional Class                         58

Mentor Institutional Money Market
  Portfolio--Institutional Class                                43

No Retail Shares of either Mentor Institutional U.S. Government Money Market Portfolio or Mentor Institutional Money Market Portfolio were outstanding on June 30, 1998

No Shares of Mentor Institutional Tax-Exempt Money Market Portfolio were outstanding on July , 1998.




Item 27.  Indemnification:


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).



Item 28.  Business and Other Connections of Investment Advisers



      The business and other connections of each director, officer, or partner of the entities below in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following tables.



      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.

Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.



Terry L. Perkins             Treasurer                Senior Vice President,
                                                      Mentor Investment Group,
                                                      L.L.C.

Michael A. Wade              Controller               Vice President, Mentor
                                                      Investment Group, L.L.C.

Geoffrey B. Sale             Secretary                Associate Vice President
                                                      Mentor Investment Group,
                                                      LLC; Clerk Mentor
                                                      Institutional Trust;
                                                      Secretary Cash Resource
                                                      Trust, Mentor Income Fund,
                                                      Inc., Mentor Funds and
                                                      Mentor Variable Investment
                                                      Portfolios.




(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):


                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited.

Martyn Arbib                Managing Director          Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited.

Roger C. Cormick            Managing Director          Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited.


Paul F. Costello            Managing Director          Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Funds, Mentor Institutional
                                                       Trust, Cash Resource
                                                       Trust, Mentor Income Fund, Inc.,
                                                       and America's Utility Fund, Inc.;
                                                       Senior Vice President, Mentor
                                                       Distributors, LLC.

Daniel J. Ludeman           Managing Director          Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC; Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Managing Director          Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Peter J. Quinn, Jr.         Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.


* The address of Mentor Investment Group, LLC, Wheat, First Securities,
Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income
Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual
Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000
Broken Land Parkway, Columbia, MD 21044. The address of Perpetual
Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxon,
England, RG92AZ.


(c) The following is a list of the general partners and Senior Vice Presidents of Wellington Management Company, LLP, located at 75 State Street, Boston Massachusetts 02109:





Kenneth L. Abrams               Paul D. Kaplan           Richard S. Press
Nicholas C. Adams               John C. Keogh            Robert D. Rands
Rand L. Alexander               Mark T. Lynch            Eugene E. Record, Jr.
Deborah L. Allinson             Nanch T. Lukitsh         John R. Ryan
Nancy T. August                 Christine S. Manfredi    Joseph H. Schwartz
James H. Averill                Patrick J. McCloskey     David W. Scudder
Marie-Claude Bernal             Earl E. McEvoy           Binkley C. Shorts
William N. Booth                Duncan M. McFarland      Trond Skramstad
Paul Braverman                  Paul M. Mecray, III      Catherine A. Smith
William D. Dilanni              Matthew E. Megargel      Stephen A. Soderberg
Pamela Dippel                   James N. Mordy           Harriett Tee Taggart
Robert W. Doran                 Diane C. Nordin          Perry M. Traquina
Charles T. Freeman              Edward P. Owens          Gene R. Tremblay
Laurie A. Gabriel               Saul J. Pannell          Mary Ann Tynan
Frank J. Gilday, III            Thomas L. Pappas         Ernst H. von Metzsch
John H. Gooch                   David M. Parker          Clare Villari
Nicholas P. Greville            Robert D. Payne          James L. Walters
William C.S. Hicks              Jonathan M. Payson       Kim Williams
                                Stephen M. Pazuk         Frank V. Wisneski


(d) The following is additional information with respect to the directors and officers of Van Kampen American Capital Management Inc., located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181-4486:





                                                         Other Substantial
                           Position with                 Business, Profession,
     Name                Investment Advisor              Vocation or Employment
     ----                ------------------              ----------------------
Don G. Powell           Chairman and Director           Chairman and Director,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc., Van
                                                        Kampen American Capital
                                                        Investment Advisory
                                                        Corp., and Van
                                                        Kampen American Capital
                                                        Advisors, Inc.

Philip N. Duff          Chief Executive Officer         President and Chief
                                                        Executive Officer,
                                                        VK/AC Holding, Inc.
                                                        and Van Kampen American
                                                        Capital, Inc.

Dennis J. McDonnell     President and Chief             Executive Vice
                          Operating Officer             President, VK/AC
                                                        Holding, Inc. and Van
                                                        Kampen American
                                                        Capital, Inc.;
                                                        President and Chief
                                                        Operating Officer, Van
                                                        Kampen American
                                                        Capital Advisors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc.,
                                                        and Van Kampen
                                                        American Capital
                                                        Investment Advisory
                                                        Corp.

Ronald A. Nyberg        Executive Vice President        Executive Vice
                          and General Counsel           President and General
                                                        Counsel, VK/AC Holding,
                                                        Inc., Van Kampen
                                                        American Capital, Inc.,
                                                        Van Kampen American
                                                        Capital Distributors,
                                                        Inc., Van Kampen
                                                        American Asset
                                                        Management, Inc., Van
                                                        Kampen American
                                                        Investment Advisory
                                                        Corp., and Van Kampen
                                                        American Capital
                                                        Advisors, Inc.

William R. Rybak        Executive Vice President        Executive Vice
                          and Chief Financial           President and Chief
                          Officer                       Financial Officer,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management Inc., Van
                                                        Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Peter W. Hegel          Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital Asset
                                                        Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Alan T. Sachtleben      Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital
                                                        Asset Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.









Item 29.  Principal Underwriters:



     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:



          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Strategy Portolio
             o Mentor Short-Duration Income Portfolio
             o Mentor Balanced Portfolio
             o Mentor Capital Growth Portfolio
             o Mentor Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth Portfolio
             o Mentor Quality Income Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor Institutional U.S. Government Money Market Portfolio
             o Mentor Institutional Money Market Portfolio




          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP Strategy Portfolio
             o Mentor VIP Balanced Portfolio
             o Mentor VIP Capital Growth Portfolio
             o Mentor VIP Perpetual International Portfolio

     (b)  Information concerning officers of Mentor Distributors, LLC:




                                             -10-





Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


     (c)  Inapplicable.






Item 30.  Location of Accounts and Records

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Fund at 901 East Byrd Street, Richmond, Virginia 23219 or by Boston Financial Data Services, Inc., the Registrant's transfer agent, at 2 Heritage Drive, North Quincy, Massachusetts 02171. Records relating to the duties of the Registrant's custodian are maintained by the Registrant's Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105. Records relating to the duties of the Registrant's distributor are maintained by the Registrant's Distributor, Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 43219-8000.





Item 31.  Management Services

     None.

Item 32.  Undertakings:

      (a) Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.





                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond and the Commonwealth of Virginia, on the 31st day of July, 1998.



                                  MENTOR FUNDS


                                   By: /s/ Paul F. Costello
                                      ----------------------------
                                      Paul F. Costello

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the date indicated:

     Name                         Title                         Date

        *
-----------------------     Chairman and Trustee              July 31, 1998
Daniel J. Ludeman           (Chief Executive
                             Officer)



        *
                             Trustee                          July 31, 1998
-----------------------
Peter J. Quinn, Jr.

        *                                                     July 31, 1998
----------------------       Trustee
Arnold H. Dreyfuss


        *                    Trustee                          July 31, 1998
-----------------------
Thomas F. Keller

        *                    Trustee                          July 31, 1998
-----------------------
Louis W. Moelchert, Jr.


        *                    Trustee                          July 31, 1998
-----------------------
Troy A. Peery, Jr.

                             Trustee
-----------------------
Arch T. Allen, III

                             Trustee
-----------------------
Weston E. Edwards

                             Trustee
-----------------------
Jerry R. Barrentine

                             Trustee
-----------------------
J. Garnett Nelson


  /s/ Paul F. Costello       President                        July 31, 1998
------------------------
   Paul F. Costello



 /s/ Terry L. Perkins        Treasurer (Principal Financial   July 31, 1998
------------------------       and Accounting Officer)
   Terry L. Perkins


/s/ Paul F. Costello         Attorney-in-fact                 July 31, 1998
------------------------
    Paul F. Costello




                                EXHIBIT INDEX

  Exhibit                                                                  Page

        5(xv)   Form of Investment Advisory and Management Agreement

        8(v)    Form of Administration Agreement (Money Market Portfolios)

        9(iii) Form of Agency Agreement with Investors Fiduciary Trust Company (Institutional Money Market Portfolio, Institutional U.S. Government Money Market Portfolio)

         (iv) Form of Draft Processing Agreement with Investors Fiduciary Trust Company (Institutional Money Market Portfolio, Institutional U.S. Government Money Market Portfolio)

       15 (ii)  Revised Exhibit A to Plan of Distribution